POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 2, 2010 TO THE PROSPECTUS
DATED FEBRUARY 26, 2010 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective August 2, 2010, the shares of the PowerShares High Yield Corporate Bond Portfolio are no longer offered through this Prospectus and all references to the PowerShares High Yield Corporate Bond Portfolio are hereby deleted from this Prospectus.

P-PS-PRO-STK-9 8/2/10

Please Retain This Supplement For Future Reference

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 2, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 26, 2010 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective August 2, 2010, all references to the PowerShares High Yield Corporate Bond Portfolio are hereby deleted from this Statement of Additional Information.

P-PS-SOAI-STK-3 8/2/10

Please Retain This Supplement For Future Reference